Accumulated Other Comprehensive Income (Loss) (Summary Of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Accumulated Other Comprehensive Income Loss [Line Items]
Net of taxes	$ (584)	$ (8,238)	$ (312)	$ (6,282)	$ 2,848
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Net of taxes			$ 194	$ 2,139	$ 623